Organization and Summary of Significant Accounting Policies (Tables) - Titan Pharmaceuticals Inc [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Activity related to Accounts Receivable

The following table presents the activity related to our accounts receivable for the years ended December 31, 2024 and 2023.

(In thousands of U.S. dollars)
Balance as of January 1, 2023	$36
Additions	184
Deductions	(174)
Balance as of December 31, 2023	$46
Additions	-
Deductions	(46)
Balance as of December 31, 2024	$-

Schedule of anti-dilutive effect

The table below presents common shares underlying stock options and warrants that are excluded from the calculation of the weighted average number of common shares outstanding used for the calculation of diluted net loss per common share. These are excluded from the calculation due to their anti-dilutive effect:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(in thousands)	2025	2024	2025	2024
Weighted-average anti-dilutive common shares resulting from options	79	93	80	93
Weighted-average anti-dilutive common shares resulting from convertible note	-	-	-	8
Weighted-average anti-dilutive common shares resulting from convertible preferred	965	380	992	355
Weighted-average anti-dilutive common shares resulting from warrants	466	476	467	476
	1,510	949	1,539	932

	December 31,
	2024	2023
Weighted-average anti-dilutive common shares resulting from convertible preferred stock	593	-
Weighted-average anti-dilutive common shares resulting from convertible notes	7	-
Weighted-average anti-dilutive common shares resulting from stock options and awards	92	70
Weighted-average anti-dilutive common shares resulting from warrants	477	427
	1,169	497